Restructuring Charge - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2011 Vessel	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring (recovery) charge		$ (225,000)	$ 2,607,000	$ 1,115,000
Restructuring liabilities		0	700,000
Shuttle Tankers Reflagged [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		600,000	600,000
Number of vessels		1	1
Shuttle Tanker [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring (recovery) charge		(225,000)	2,169,000	647,000
Number of vessels	4
Total restructuring charges recorded under plan				1,400,000
Shuttle Tanker [Member] | Reorganization [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring (recovery) charge		(800)
Conventional Tanker [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring (recovery) charge			438,000	468,000
Total restructuring charges recorded under plan				$ 900,000